CONTRACTS RECEIVABLE NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total contract price under the 2019 FMP "smart campus" project				$ 2,300,000
Recognized revenue	$ 144,000	$ 39,887
FMP [Member] | 2019 [Member]
Total outstanding contract receivable	1,266,872			1,556,461
Contract receivable collected amount	390,118
Amount to be received from services			$ 967,468	492,464
Current portion of contract receivable	997,474
Maintenance fee			$ 289,589
FMP [Member] | 2017 [Member]
Total outstanding contract receivable	964,675
Contract receivable related to completed construction project	861,317
Contract receivable related to maintanance and technical support	103,358
Total contract price	2,400,000
Post-contract maintenance and technical support fee	730,000			540,000
Non - current portion of contract receivable				$ 861,317
Phase II [Member]
Contract Price	500,000
Phase I [Member]
Contract Price	$ 1,010,000.00